Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and contingencies
2024	$ 280,818
2025	711,112
2026	1,408,871
2027	1,123,329
2028 and thereafter	3,065,774
Total committed expenditures	$ 6,589,904